                                As Filed with the Securities and Exchange Commission on March 21, 2008

                                                                                                                   File Nos. 333-143228
                                                                                                                              811-07467

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                                                             UNITED STATES
                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        Washington, D.C. 20549

                                                               FORM N-4

                                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                    Post-Effective Amendment No. 2
                                                                  And

                                    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                   Post-Effective Amendment No. 110

                                             ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                                      (Exact Name of Registrant)

                                              ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                                          (Name of Depositor)

                                                           100 Motor Parkway
                                                               Suite 132
                                                       Hauppauge, New York 11788
                                                             631-357-8920
                               (Address and Telephone Number of Depositor's Principal Executive Offices)

                                                          MICHAEL J. VELOTTA
                                             Vice President, Secretary and General Counsel
                                              Allstate Life Insurance Company of New York
                                                           3100 Sanders Road
                                                      Northbrook, Illinois 60062
                                                             847-402-2400
                                                (Name and Address of Agent for Service)

                                                               Copy to:
                                                            ANGELA M. BANDI
                                                           Associate Counsel
                                              Allstate Life Insurance Company of New York
                                                     3100 Sanders Road, Suite J5B
                                                         Northbrook, IL 60062

Approximate Date of Proposed Offering: Continuous.

It is proposed that this filing will become effective (check appropriate space):

[  ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 11, 2008 pursuant to paragraph (b) of Rule 485

[  ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ] _____________________on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Units of interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

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                                                           EXPLANATORY NOTE

Registrant is filing this post-effective amendment ("Amendment") for the sole purpose of designating a new effective date for
Post-Effective Amendment No. 1 to this Registration Statement filed on January 24, 2008.  The new effective date is April 11, 2008.
The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                                                              SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate
Account A, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this amended Registration
Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 21st day of March, 2008.

                                             ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                                             (REGISTRANT)

                                              ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                                              (DEPOSITOR)

                                              BY:     /s/ Michael J. Velotta
                                                      -------------------------------------------------------
                                                      -------------------------------------------------------
                                                      Michael J. Velotta
                                                      Vice President, Secretary and General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 21st day of March, 2008.

*/MARCIA D. ALAZRAKI                                 Director
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Marcia D. Alazraki

*/MICHAEL B. BOYLE                                   Director and Vice President
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Michael B. Boyle

*/VINCENT A. FUSCO                                   Director, Vice President and Chief Operations Officer
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Vincent A. Fusco

                                                     Director, Chairman of the Board, President and Chief
*/JAMES E. HOHMANN                                   Executive Officer
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------------------------------------------------
James E. Hohmann

*/CLEVELAND JOHNSON, JR.                             Director
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------------------------------------------------
Cleveland Johnson, Jr.

*/JOHN C. LOUNDS                                     Director and Vice President
------------------------------------------------
------------------------------------------------
John C. Lounds

*/KENNETH R. O'BRIEN                                 Director
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Kenneth R. O'Brien

*/SAMUEL H. PILCH                                    Controller and Group Vice President (Principal
                                                     Accounting Officer)
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Samuel H. Pilch

*/JOHN C. PINTOZZI                                   Director, Vice President and Chief Financial Officer
                                                     (Principal Financial Officer)

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John C. Pintozzi

*/JOHN R. RABEN, JR.                                 Director
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John R. Raben, Jr.

*/PHYLLIS H. SLATER                                  Director
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Phyllis H. Slater

*KEVIN R. SLAWIN                                     Director and Vice President
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Kevin R. Slawin

/s/MICHAEL J. VELOTTA                                Director, Vice President, General Counsel and Secretary

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Michael J. Velotta

*/DOUGLAS B. WELCH                                   Director and Vice President
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Douglas B. Welch

*/ By Michael J. Velotta, pursuant to Power of Attorney, previously filed.